Related parties (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statements of income
Fixed and variable compensation	$ 91,269	$ 96,007	$ 60,117